Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Abstract]
Amortization of right of use	$ 1,043,796	$ 1,049,210	$ 1,156,657
Operating Lease Term	5 years